NET LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Disclosure of earnings per share [Table Text Block]
	Six months ended June 30,		Three months ended June 30,
	2025	2024 (*)	2025	2024 (*)
	(Unaudited)

Numerator:
Net basic loss attributable to shareholders of the Company	$(34)	$(8,652)	$(309)	$(3,029)
Change in fair value of derivative pre-funded warrant liability	$(124)	$-	$-	$-
Net diluted loss	$(158)	$(8,652)	$(309)	$(3,029)

Denominator:
Common shares used in computing basic net loss per share	3,173	2,232	3,261	2,232
Common shares to be issued upon exercise of derivative pre-funded warrant liability	123	-	-	-
Common shares used in computing diluted net loss per share	3,296	2,232	3,261	2,232

Basic net loss per common share	$(0.01)	$(3.88)	$(0.09)	$(1.36)
Diluted net loss per common share	$(0.05)	$(3.88)	$(0.09)	$(1.36)

(*)	Include the effect of Reverse Share Split (see also Note 5A above).